Income Tax - Additional Information (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Deferred Tax Liability Not Recognized [Line Items]
Liability for unrecognized tax benefit	$ 10.3	$ 9.7
Items generating unrecognized tax benefits	8.5	8.1
Interest and related penalties	$ 1.8	$ 1.8